RESOURCE PROPERTY (Tables)	12 Months Ended
Jan. 31, 2012
Property, Plant and Equipment, Schedule of Significant Acquisitions and Disposals [Table Text Block]
	January 31,	January 31,
	2012	2011
Acquisition cost	$50,000	$25,000
Exploration costs, beginning of year	$-	$-
Exploration	73,648	-
Exploration costs, end of year	$73,648	$-